CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS EQUITY
Issuance cost	¥ 31,776